CONDENSED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 3,479	$ 4,261
Restricted cash	15	10
Prepaid expenses and other current assets	415	157
Total current assets	3,909	4,428
Non-current assets
Intangible assets, net	7,119	0
Bridge Loans	50	0
Operating lease right of use asset	58	62
Property and equipment, net	26	35
Total long-term assets	7,253	97
Total assets	11,162	4,525
Current liabilities:
Trade payables	164	296
Employees and related liabilities	405	197
Operating lease liability	56	45
Accrued expenses	1,831	1,904
Total current liabilities	2,456	2,442
Non-current liabilities:
Provision for uncertain tax positions	263	259
Total non-current liabilities	263	259
Total liabilities	2,719	2,701
Commitments
Shareholders’ equity:
Ordinary shares, No par value; Authorized: 10,000,000 and 2,500,000 shares as of June 30, 2025, and December 31, 2024, respectively Issued and outstanding: 2,013,141 and 1,471,412 shares as of June 30, 2025, and December 31, 2024, respectively.
Additional paid-in capital	67,210	58,275
Accumulated deficit	(58,767)	(56,451)
Total shareholders’ equity	8,443	1,824
Total liabilities and shareholders’ equity	$ 11,162	$ 4,525